Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Subsidiary Acquired
a.	Subsidiary acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired	Cash Consideration
				NT$

TLJ	Engaged in information software services	May 3, 2016	60%	$89,998

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
b.	Assets acquired and liabilities assumed at the date of acquisition

NT$

Current assets	$16,645
Non-current assets	108,486
Current liabilities	(7,599)

Fair value of identifiable net assets acquired	$117,532

Summary of Goodwill Recognized on Acquisition
c.	Goodwill recognized on acquisition

NT$

Consideration transferred (paid in cash)	$89,998
Add: Non-controlling interests	42,857
Less: Fair value of identifiable net assets acquired	(117,532)

Goodwill recognized on acquisition	$15,323

Summary of Net Cash Outflow on Acquisition of Subsidiaries
d.	Net cash outflow on acquisition of subsidiaries

NT$

Consideration paid in cash	$89,998
Less: Cash acquired	(16,561)

$73,437

Summary of Retrospective Adjustments of Intangible Assets
As of December 31, 2016, the retrospective adjustments are summarized as follows:

	After Retrospectively Adjusted	Before Retrospectively Adjusted
	NT$	NT$
December 31, 2016

Goodwill	$10,490,309	$10,558,878
Other intangible assets	$1,617,261	$1,560,989

For the year ended December 31, 2016

Operating costs	$221,696,922	$221,689,888
Operating expenses	$26,526,815	$26,485,716